Employee benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Employee benefits
Defined contribution plan expense	$ 4,865	¥ 30,518	¥ 24,495	¥ 20,581
Sales and marketing
Employee benefits
Defined contribution rate	57.00%	57.00%	55.00%	55.00%
Beijing Jiachenhong
Employee benefits
Defined contribution rate	40.00%	40.00%
Guangzhou Nuoya
Employee benefits
Defined contribution rate	40.00%	40.00%
Zhejiang Lukou
Employee benefits
Defined contribution rate	40.00%	40.00%